Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2018	[1]	$ 20,035	$ 256,850	$ 256,397	$ (10,309)	$ (33,102)	$ 489,871
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income		0	0	57,840	0	0	57,840
Change in other comprehensive income (loss), net of tax		0	0	0	14,770	0	14,770
Stock options exercises	[1]	6	179	0	0	0	185
Cash dividend declared	[2]	0	0	(26,170)	0	0	(26,170)
Purchase of treasury stock	[2]	0	0	0	0	(35)	(35)
Sale of treasury stock	[2]	0	(443)	0	0	2,234	1,791
Stock based compensation expense		0	5	0	0	0	5
Balance at Dec. 31, 2019		20,041	256,591	288,067	4,461	(30,903)	538,257
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income		0	0	52,452	0	0	52,452
Change in other comprehensive income (loss), net of tax		0	0	0	7,475	0	7,475
Cash dividend declared	[1]	0	0	(26,545)	0	0	(26,545)
Purchase of treasury stock	[2]	0	0	0	0	(3,493)	(3,493)
Stock based compensation expense		0	15	0	0	0	15
Balance at Dec. 31, 2020		20,041	256,606	313,974	11,936	(34,396)	568,161
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income		0	0	61,519	0	0	61,519
Change in other comprehensive income (loss), net of tax		0	0	0	211	0	211
Cash used to settle fractional shares in the Reverse Stock Split		(5)	(195)	0	0	0	(200)
Stock options exercises	[2]	10	250	0	0	0	260
Cash dividend declared	[2]	0	0	(26,437)	0	0	(26,437)
Purchase of treasury stock	[2]	0	0	0	0	(2,386)	(2,386)
Balance at Dec. 31, 2021		$ 20,046	$ 256,661	$ 349,056	$ 12,147	$ (36,782)	$ 601,128

[1]	All periods presented have been adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021.
[2]	Share amounts and per share amounts have been adjusted for all periods presented for the 1 for 5 reverse stock split which occurred on May 28, 2021.